Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001655099
Document Type	N-CSRS
Entity Registrant Name	BROOKFIELD REAL ASSETS INCOME FUND INC.
Document Period End Date	Jun. 30, 2026
Amendment Flag	false